Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 162,386		$ 162,386		$ 177,206
Derivative liabilities	167,038		167,038		183,953
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	162,386		162,386		177,206
Derivative liabilities	167,038		167,038		$ 183,953
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI		$ 2	78	$ 33
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	383	353	383	353
Derivative liabilities	$ 1,364	$ 1,323	$ 1,364	$ 1,323